Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Income (loss) from operations	$ (298,331)	$ (45,587)		$ (8,377)				$ (1,985,750)
EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Revenues			$ 5,095,060		$ 5,158,102	$ 7,406,428	$ 7,851,727		$ 10,544,550	$ 8,875,379
Income (loss) from operations			(1,659,985)		(680,723)	(2,386,036)	(1,028,782)		(1,228,227)	(893,556)
Income (loss) before income taxes			(1,537,614)		1,398,485	(2,302,339)	1,080,169		948,537	246,449
Net income (loss)			(1,635,567)		1,345,834	(2,376,864)	1,030,315		900,396	198,972
Medical Services [Member] | EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Revenues			2,994,846		2,849,471	4,465,667	4,434,617		5,986,030	4,320,698
Income (loss) from operations			(1,667,707)		(845,638)	(707,164)	(1,040,144)		(1,186,885)	(973,458)
Income (loss) before income taxes			(1,728,395)		(907,030)	(887,726)	(1,118,171)		(1,239,438)	(738,188)
Net income (loss)			(1,769,586)		(907,030)	(884,803)	(1,118,171)		(1,241,091)	(738,188)
Property Management Services [Member] | EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Revenues			2,100,214		2,308,631	2,940,761	3,417,110		4,558,520	4,554,681
Income (loss) from operations			7,722		164,915	(111,052)	11,362		(41,342)	79,902
Income (loss) before income taxes			190,781		2,305,515	153,207	2,198,340		2,187,975	984,637
Net income (loss)			$ 134,019		$ 2,252,864	75,759	2,148,486		$ 2,141,487	$ 937,160
Corporate Segment [Member] | EUDA Health Limited [Member]
Segment Reporting Information [Line Items]
Revenues
Income (loss) from operations						(1,567,820)
Income (loss) before income taxes						(1,567,820)
Net income (loss)						$ (1,567,820)